ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Jun. 25, 2020
AOCI Attributable to Parent, Net of Tax
Beginning balance	$ 308,846	$ 487,750	$ 233,666	$ 487,750
Other comprehensive income (loss) before reclassifications	(2,047)	(1,884)
Amounts reclassified from AOCI	9	48	25	(318)
Ending balance	290,785	444,997	308,846	233,666
Total Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent, Net of Tax
Beginning balance	8,605	(8,059)	0	(8,059)
Ending balance	6,567	(9,895)	8,605	0
Net Currency Translation Gains (Losses)
AOCI Attributable to Parent, Net of Tax
Beginning balance	7,774	2,885		2,885
Other comprehensive income (loss) before reclassifications	(2,047)	(1,884)
Amounts reclassified from AOCI	0	0	0	0
Ending balance	5,727	1,001	7,774
Funded Status of Benefit Plans
AOCI Attributable to Parent, Net of Tax
Beginning balance	831	(10,944)		(10,944)
Other comprehensive income (loss) before reclassifications	0	0
Amounts reclassified from AOCI	9	48	25	$ (318)
Ending balance	$ 840	$ (10,896)	$ 831